Tax Effects of Temporary Differences that Gave Rise to Deferred Tax Assets and Liabilities (Detail) ¥ in Millions, $ in Millions	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Deferred tax assets:
Allowance for credit losses	¥ 905	$ 124	¥ 704
Accrued expenses, payroll and others	4,067	557	3,602
Fixed assets depreciation and intangible assets amortization	3,511	481	3,532
Operating lease liabilities	1,255	172	1,228
Net operating loss carry-forwards	4,483	614	4,223
Less: valuation allowance	(10,498)	(1,438)	(9,872)
Deferred tax assets, net	3,723	510	3,417
Deferred tax liabilities:
Long-lived assets arising from acquisitions	182	25	220
Operating lease right-of-use asset	1,255	172	1,228
Withholding tax on PRC subsidiaries' undistributed earnings	2,966	406	1,475
Tax on capital gains	779	107	908
Others	218	30	211
Deferred tax liabilities	¥ 5,400	$ 740	¥ 4,042